Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Equity
19

Equity
Total equity
In EUR million 2021 2020 2019
Share capital and share premium

-

Share capital
39 39 39

-

Share premium
17,105 17,089 17,078
17,144 17,128 17,117
Other reserves

-

Revaluation reserve: Equity securities at FVOCI
1,282 1,181 1,580

-

Revaluation reserve: Debt instruments at FVOCI
96 309 322

-

Revaluation reserve: Cash flow hedge
-153 1,450 1,208

-

Revaluation reserve: Credit liability
-80 -117 -114

-

Revaluation reserve: Property in own use
208 221 253

-

Net defined benefit asset/liability remeasurement reserve
-212 -307 -336

-

Currency translation reserve
-3,483 -3,636 -2,079

-

Share of associates and joint ventures and other reserves
3,416 3,246 3,189

-

Treasury shares
-1,612 -4 -10
-540 2,342 4,013
Retained earnings 35,462 32,149 29,866
Shareholders’ equity (parent) 52,066 51,619 50,996
Non-controlling interests 736 1,022 893
Total equity 52,802 52,640 51,889
Share capital and share premium
Share capital
Share capital
Ordinary shares (par value EUR 0.01)
Number x 1,000 Amount
2021 2020 2019 2021 2020 2019
Authorised share capital 14,729,000 14,729,000 14,729,000 147 147 147
Unissued share capital 10,824,935 10,828,331 10,832,266 108 108 108
Issued share capital 3,904,065 3,900,669 3,896,734 39 39 39
Changes in issued share capital
Ordinary shares
(par value EUR 0.01)
Number x
1,000
Amount
Issued share capital as at 1 January 2019 3,891,728 39
Issue of shares 5,006
Issued share capital as at 31 December 2019 3,896,734 39
Issue of shares 3,934
Issued share capital as at 31 December 2020 3,900,669 39
Issue of shares 3,397
Issued share capital as at 31 December 2021 3,904,065 39
In 2021, ING Groep N.V.

issued
3.4

million ordinary shares (2020:
3.9

and in 2019:
5.0

million ordinary shares).
These issues were made in order to fund obligations arising from share-based employee incentive programmes.
As at 31 December 2021 ING Groep N.V.

has issued USD
7,750

million Perpetual Additional Tier 1 Contingent
Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of
law into ordinary shares if the conditions to such a conversion are fulfilled. As a result of this conversion, the issued share capital can increase by up to 861

million ordinary shares. Reference is made to Note 18
‘Subordinated loans’.

Ordinary shares
All ordinary shares are registered. No share certificates have been issued. The par value of ordinary shares is EUR
0.01
. The authorised ordinary share capital of ING Groep N.V.

currently consists of
14,729

million ordinary shares.
As at 31 December 2021, 3,904

million ordinary shares were issued and fully paid.
Ordinary shares held by ING Group (Treasury shares)
As at 31 December 2021, 128.3

million ordinary shares (2020:
0.6

million and 2019:
0.9

million) of ING Groep N.V.
with a par value of EUR 0.01

are held by ING Groep N.V.

or its subsidiaries. The obligations with regard to the
share plans will be funded either by cash or by newly issued shares at the discretion of ING Group.
Share premium
Share premium
In EUR million 2021 2020 2019
Opening balance 17,089 17,078 17,050
Issue of shares 16 11 28
Closing balance 17,105 17,089 17,078
The increase in share premium, is a result of the issuance of ordinary shares related to share-based employee
incentive programmes.
Changes in revaluation reserve
Equity securities at FVOCI Debt instruments at FVOCI Cash flow hedge Credit liability Property in own use
In EUR million 2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019
Opening balance 1,181 1,580 1,914 309 322 398 1,450 1,208 604 -117 -114 8 221 253 204
Changes in credit liability reserve 37 -19 -116
Unrealised revaluations 94 -337 137 -173 20 -43 -1,603 242 604 -2 -7 58
Realised gains/losses transferred to

the statement of profit or loss

-40 -33 -33
Realised revaluations transferred

to retained earnings
6 -1 -472 16 -6 -11 -26 -9
Other changes -62
Closing balance 1,282 1,181 1,580 96 309 322 -153 1,450 1,208 -80 -117 -114 208 221 253
Equity securities at FVOCI
In 2021, the unrealised revaluation of EUR 94

million includes revaluation of shares in Bank of Beijing for EUR
38
million.
In 2020, the unrealised revaluations of EUR - 337

million includes revaluation of shares in Bank of Beijing for EUR -
339

million. Other changes of EUR -
62

million is related to prior years revaluations of Visa shares, which are reclassified to Financial assets at fair value through profit or loss and for which the unrealised revaluation up until
2019 is transferred to retained earnings.

Reference is made to note 5 ‘Financial assets at fair value through other comprehensive income’.

In 2019, the unrealised revaluations of EUR 137

million are due to the revaluation of shares in Bank of Beijing
EUR 35

million and shares in EquensWorldLine EUR
101

million. The EUR
-472

million transfer of revaluation
reserve to retained earnings is mainly related to the sale of shares in Kotak Mahindra Bank EUR -320 million and
EquensWorldLine EUR -149

million.
Cash flow hedge
ING mainly hedges floating rate lending with interest rate swaps. Due to an increase in yield curves in 2021 the interest rate swaps had a negative revaluation of EUR -1,603 million which is recognised in the cash flow hedge
reserve.
Net defined benefit asset/liability remeasurement reserve
Reference is made to Note 37 ‘Pension and other post-employment benefits’.
Currency translation reserve
Changes in currency translation reserve
In EUR million 2021 2020 2019
Opening balance -3,636 -2,079 -2,043
Unrealised revaluations -61 106 -134
Realised gains/losses transferred to

the statement of profit or loss

-1 -138
Exchange rate differences 214 -1,662 236
Closing balance -3,483 -3,636 -2,079
Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to hedge the CET1 ratio of ING Group. The net increase of unrealised revaluations and Exchange rate differences of EUR 153

million is related to several currencies including USD (EUR
456

million), TRY (EUR
-466

million) GBP (EUR
86

million), CHF (EUR
32

million), CNY (EUR
27

million) and other
currencies (EUR 18

million).
In 2019 realised gains/losses transferred to the statement of profit or loss is related to the sale of shares in Kotak
Mahindra Bank (EUR -119

million) and the effect of the merger transaction of TTB (EUR
-18

million).
Share of associates and joint ventures and other reserves
Changes in share of associates, joint ventures and other reserves
In EUR million 2021 2020 2019
Opening balance 3,246 3,189 2,940
Result for the year 191 94 180
Transfer to/from

retained earnings
-21 -37 69
Closing balance 3,416 3,246 3,189
The Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures of EUR 738

million (2020: EUR
644

million). Other reserves includes a statutory reserve of EUR
2,103

million (2020: EUR
1,912

million) related to the former Stichting Regio Bank and the former Stichting
Vakbondsspaarbank SPN and a legal reserve of EUR 573

million (2020: EUR
688

million) related to own developed
software.
Treasury shares
Changes in treasury shares
Amount Number x 1,000
2021 2020 2019 2021 2020 2019
Opening balance -4 -10 -11 572 919 1,138
Purchased/sold for trading purposes -4 5 1 102 -348 -218
Purchases Share buyback programme -1,604 127,628
Closing balance -1,612 -4 -10 128,301 572 919
On 1 October 2021, ING announced a share buyback

programme for EUR
1,744

million, commencing on 5
October 2021 and which was completed by February 2022. As per

31 December 2021 a total of
128

million shares
have been repurchased at an average price of EUR 12.57

per share for a total consideration of EUR
1,604

million.
As the programme was initiated for capital reduction purposes, ING Groep N.V.

intends to cancel all the shares
acquired under the programme.
Retained earnings
Changes in retained earnings

In EUR million 2021 2020 2019
Opening balance 32,149 29,866 28,339
Transfer to/from

other reserves
26 108 418
Result for the year 5,760 2,156 3,723
Dividend and other distributions -2,342 -2,650
Employee stock options and share plans 12 11 13
Changes in composition of the group and other changes -143 6 23
Closing balance 35,462 32,149 29,866
Dividend and other distributions
In 2021, a cash dividend of EUR 1,288

million (2020:
nil

and 2019: EUR
2,650

million) and other cash distributions
of EUR 1,054

million related to prior year profits were paid to the shareholders of ING Group. For further information, reference is made to Note 31 ‘Dividend per ordinary share’.
Other changes
Other changes' includes an amount of EUR 140

million, which corresponds to the remaining obligation to the broker regarding the share buyback programme. As ING Group has a contractual obligation to purchase its own shares when the agreement with the broker was signed a liability was formed with a corresponding reduction in equity.

Ordinary shares - Restrictions with respect to dividend and repayment of capital
The following equity components cannot be freely distributed: Revaluation reserves, Net defined benefit asset/liability remeasurement reserve, Currency translation reserve, Share of associates and joint ventures reserve and Other reserves including the part related to the former Stichting Regio Bank and the former Stichting
Vakbondsspaarbank SPN.
As at 31 December 2021, an amount of EUR 2,103

million (2020: EUR
1,912

million; 2019: EUR
1,818

million)
related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN is included.
ING Groep N.V.

is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its ordinary shares. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the
excess of the company’s own funds over the sum of the paid-up capital and reserves required by law.
Moreover, ING Groep N.V.’s

ability to pay dividends is dependent on the dividend payment ability of its
subsidiaries, associates and joint ventures. ING Groep N.V.

is legally required to create a non-distributable
reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves.

Non distributable reserves, determined in accordance with the financial reporting requirements included in Part
9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:
Non-distributable reserves
In EUR million 2021 2020 2019
ING Bank 8,205 9,829 8,397
Other 0 2 0
Non-distributable reserves 8,205 9,831 8,398
In addition to the legal and regulatory restrictions on distributing dividends from subsidiaries,

associates and joint
ventures to ING Groep N.V.

there are various other considerations and limitations that are taken into account in determining the appropriate levels of equity in the Group’s subsidiaries, associates and joint ventures. These considerations and limitations include, but are not restricted to, minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries and may or may not be temporary in nature. It is not possible to disclose a reliable quantification of these limitations. For an overview of the minimal capital requirements of ING
Group refer to the ‘Capital Management’ section.
Without prejudice to the authority of the Executive Board to allocate profits to reserves and to the fact that the ordinary shares are the most junior securities issued by ING Groep N.V., no specific dividend payment restrictions with respect to ordinary shares exist. Refer to Note 51 ‘Capital Management’ for further details.
Furthermore, ING Groep N.V.

is subject to legal restrictions with respect to repayment of capital to holders of ordinary shares. Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING

Groep N.V.’s
creditors opposes such a repayment within two months following the announcement of a resolution to that effect.
Cumulative preference shares (not issued)
Pursuant to the Articles of Association of ING Groep N.V.

the authorised cumulative preference share capital
consists of 4.6

billion cumulative preference shares, of which none have been issued. The par value of these cumulative preference shares is EUR 0.01 . A right to acquire cumulative preference shares has been granted to
Stichting Continuïteit ING (ING Continuity Foundation).
The cumulative preference shares rank before the ordinary shares in entitlement to dividend and to distributions upon liquidation of ING Groep N.V.
The dividend on the cumulative preference shares will be equal to a percentage, calculated on the amount compulsorily paid up or yet to be paid up. This percentage shall be equal to the average of the Euro short-term
rate

(€STR) as calculated by the European Central Bank during the financial year for which the distribution is
made; this percentage being weighted on the basis of the number of days for which it applies,

and increased by
2.585

percentage points.
If, and to the extent that the profit available for distribution is not sufficient to pay the dividend referred to above in full, the shortfall will be made up from the reserves insofar as possible.

If, and to the extent that, the
dividend distribution cannot be made from the reserves, the profits earned in subsequent years shall first be
used to make up the shortfall before any distribution may be made on shares of any other category.
ING Groep N.V.’s

Articles of Association make provision for the cancellation of cumulative preference shares.
Upon cancellation of cumulative preference shares and upon liquidation of ING Groep N.V., the amount paid up on the cumulative preference shares will be repaid together with the accrued dividend as well as any dividend shortfall in preceding years, insofar as this shortfall has not yet been made up.
No specific dividend payment restrictions with respect to the cumulative preference shares exist.